LEASES - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted average remaining lease term:- Finance leases	13 years 9 months 18 days	14 years 9 months 18 days
Weighted average remaining lease term:- Operating leases	12 years 9 months 18 days	13 years 8 months 12 days
Weighted average discount rate:- Finance leases	6.68%	6.69%
Weighted average discount rate:- Operating leases	5.89%	5.87%